Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
11.  Related Party Transactions

Kinder Morgan, Inc. Common Stock

On November 22, 2011, Richard D. Kinder, our Chief Executive Officer and Chairman of our Board of Directors, entered into an agreement to purchase with his personal funds an aggregate of 19,723,865 of Kinder Morgan, Inc. Class P shares for an aggregate net sale amount of approximately $500 million ($25.35 per share) from several Sponsor Investors (Sellers) pursuant to the terms of a Stock Purchase Agreement, dated as of November 22, 2011, by and among Richard D. Kinder and certain Sponsor Investors (Share Purchase Transaction).  In connection with the Share Purchase Transaction, the Sellers converted 19,723,865 of Kinder Morgan, Inc. Class A shares that they owned into an equal number of Class P shares.  This Share Purchase Transaction was completed on December 9, 2011.

Significant Investors

One of our investors, Goldman Sachs Capital Partners and certain of its affiliates (Goldman Sachs), is considered “related parties” to us as that term is defined in the authoritative accounting literature.  Goldman Sachs has acted in the past, and may act in the future, as an underwriter for equity and/or debt issuances for us, KMP and KMR.  Goldman Sachs effectively owned 49% of the terminal assets KMP acquired from US Development Group LLC in January 2010.

In addition, we conduct energy commodity risk management activities in the ordinary course of implementing our risk management strategies in which the counterparty to certain of our derivative transactions is an affiliate of Goldman Sachs, and in conjunction with these activities, we are a party (through one of KMP’s subsidiaries engaged in the production of crude oil) to a hedging facility with J. Aron & Company/Goldman Sachs.  The hedging facility requires us to provide certain periodic information but does not require the posting of margin.  As a result of changes in the market value of our derivative positions, we have recorded both amounts receivable from and payable to Goldman Sachs affiliates.

The following table summarizes the fair values of our energy commodity derivative contracts that are (i) associated with commodity price risk management activities with J. Aron & Company/Goldman Sachs and (ii) included within “Fair value of derivative contracts” on our accompanying consolidated balance sheets (in millions):

	December 31,
	2011	2010
Derivatives – asset (liability)
Current assets	$8.6	$-
Noncurrent assets	$18.2	$12.7
Current liabilities	$(64.3)	$(221.4)
Noncurrent liabilities	$(9.6)	$(57.5)

Mr. C. Berdon Lawrence, a non-management director on the boards of Kinder Morgan G.P., Inc. and KMR until July 20, 2011, is also Chairman Emeritus of the Board of Kirby Corporation.  On February 9, 2011, KMP sold a marine vessel to Kirby Corporation’s subsidiary Kirby Inland Marine, L.P., and additionally, KMP and Kirby Inland Marine L.P. formed a joint venture named Greens Bayou Fleeting, LLC.  For more information about these transactions, see Note 3 “Acquisitions and Divestitures—Divestitures—Megafleet Towing Co., Inc. Assets.”

Kinder Morgan NatGas Operator LLC

KMP’s subsidiary Kinder Morgan NatGas Operator LLC operates the Rockies Express and the Midcontinent Express natural gas pipeline systems pursuant to two separate operating agreements.  Under the Rockies Express agreement, it is reimbursed for its costs and receives a management fee of 1%, based on Rockies Express’ operating income, less all depreciation and amortization expenses.  In 2011, 2010 and 2009, it received management fees of $5.6 million, $5.4 million and $4.0 million, respectively.  Kinder Morgan NatGas Operator LLC operates the Midcontinent Express pipeline system according to the provisions of an operating agreement entered into in March 2007.  It is reimbursed for its operating costs; however, it receives no special management fees according to this agreement.

Terminals—KMP Business Segment

For services in the ordinary course of Kirby Corporation’s and the Terminals—KMP segment’s businesses, Kirby Corporation received payments from KMP’s subsidiaries totaling $38,729, $39,828 and $18,878 in 2011, 2010 and 2009, respectively, and Kirby made payments, in 2011, to KMP’s subsidiaries totaling $44,615.

Notes Receivable

Plantation Pipe Line Company

KMP owns a 51.17% equity interest in Plantation Pipe Line Company.  An affiliate of ExxonMobil owns the remaining 48.83% interest.  In July 2004, Plantation repaid a $10 million note outstanding and $175 million in outstanding commercial paper borrowings with funds of $190 million borrowed from its owners.  KMP loaned Plantation $97.2 million, which corresponds to its 51.17% ownership interest, in exchange for a seven year note receivable bearing interest at the rate of 4.72% per annum.

On July 20, 2011, KMP, ExxonMobil, and Plantation Pipe Line Company amended the term loan agreement covering this note receivable to (i) reduce the aggregate loan amount to $100.0 million following payments of $57.9 million made by Plantation to ExxonMobil and KMP on July 20, 2011; (ii) extend the maturity of the note from July 20, 2011 to July 20, 2016; (iii) allow for pre-payment of all or any portion of the principal amount of the loan without a premium penalty; and (iv) reduce the interest rate on the note from 4.72% per annum to 4.25% per annum.  Following the July 20, 2011 payments to both us and ExxonMobil, the note provides for semiannual payments of principal and interest on December 31 and June 30 each year beginning on December 31, 2011, with a final principal payment of $87.8 million due on July 20, 2016.

During each of the years ended December 31, 2011 and 2010, KMP received combined principal repayments of $31.4 million and $2.7 million, respectively, and as of December 31, 2011, its 51.17% portion of the outstanding principal amount of the note was $50.7 million.  We included $1.2 million of this note receivable balance within “Accounts, notes and interest receivable, net,” on our accompanying consolidated balance sheet, and the remaining outstanding balance within “Notes Receivable.”  As of December 31, 2010, the outstanding note receivable balance was $82.1 million, and we included this amount within “Accounts, notes and interest receivable, net,” on our accompanying consolidated balance sheet.

Express US Holdings LP

In conjunction with the acquisition of KMP’s 33 1/3% equity ownership interest in the Express pipeline system from KMI on August 28, 2008, KMP acquired a long-term investment in a C$113.6 million debt security issued by Express US Holdings LP (the obligor), the partnership that maintains ownership of the U.S. portion of the Express pipeline system.  The debenture is (i) denominated in Canadian dollars; (ii) due in full on January 9, 2023; (iii) bears interest at the rate of 12.0% per annum; and (iv) provides for quarterly payments of interest in Canadian dollars on March 31, June 30, September 30 and December 31 each year.  As of December 31, 2011 and December 31, 2010, the outstanding note receivable balance, representing the translated amount included in our consolidated financial statements in U.S. dollars, was $111.7 million and $114.2 million, respectively, and we included these amounts within “Notes receivable” on our accompanying consolidated balance sheets.

River Consulting, LLC

In conjunction with the sale of KMP’s 51% equity ownership interest in River Consulting, LLC and Devco USA, L.L.C. (discussed in Note 3 “Acquisitions and Divestitures—Divestitures—River Consulting, LLC and Devco USA, L.L.C.”), KMP extended separate lines of credit to River Consulting and Devco, allowing them to borrow from it an aggregate amount of $3.0 million for working capital purposes.  The lines of credit expire on December 31, 2012, and provide for maximum advances of $2.7 million to River Consulting and $0.3 million to Devco.  Advances by KMP  pursuant to these lines of credit are evidenced by notes that bear interest at the rate of 9.5% per annum.  The notes provide for monthly payments of interest and allow for prepayment of principal borrowings.  As of December 31, 2011, River Consulting had borrowed $0.1 million under its line of credit agreement with KMP, and we included this receivable amount within “Accounts, notes and interest receivable, net,” on our accompanying consolidated balance sheet.

NGPL PipeCo LLC

On February 15, 2008, we entered into an Operations and Reimbursement Agreement (O&R Agreement) with Natural Gas Pipeline Company of America LLC, a wholly owned subsidiary of NGPL PipeCo LLC.  The O&R Agreement provides for us to be reimbursed, at cost, for pre-approved operations and maintenance costs, and through December 31, 2010, a general and administration fee charge (Fee) for services provided under the O&R Agreement.  Effective January 1, 2011, the general and administrative expenses (G&A Costs) are determined in accordance with and as required by the terms of the O&R Agreement.  The Fee and the reimbursement of G&A Costs are included within the caption, “Product sales and other” in our accompanying consolidated statements of income, and totaled $35.1 million, $47.2 million and $45.8 million for the years ended December 31, 2011, 2010 and 2009, respectively.  In addition, KMP purchases natural gas transportation and storage services from NGPL.  For each of the years 2011, 2010 and 2009, expenses related to NGPL totaled $8.2 million, $7.8 million and $8.8 million, respectively, and we included these expense amounts within the caption “Gas purchases and other costs of sales” in our accompanying consolidated statements of income.  Also, see Note 16 “Litigation, Environmental and Other Contingencies—NGPL 2011 Budget Arbitration.”

Other Receivables and Payables

As of December 31, 2011 and 2010, our related party receivables (other than notes receivable discussed above in
“– Notes Receivable”) totaled $43.9 million and $23.3 million, respectively.  The December 31, 2011 receivables amount consisted of (i) $33.0 million included within “Accounts, notes and interest receivable, net” on our accompanying consolidated balance sheet and (ii) $10.9 million of natural gas imbalance receivables included within “Other current assets.”  The $33.0 million receivable amount primarily consisted of amounts due from the Express pipeline system and NGPL.  The $10.9 million natural gas imbalance receivable consisted of amounts due from both NGPL and the Rockies Express pipeline system.  The December 31, 2010 receivables amount consisted of (i) $16.1 million included within “Accounts, notes and interest receivable, net” on our accompanying consolidated balance sheet and (ii) $7.2 million of natural gas imbalance receivables included within “Other current assets.”  The $16.1 million amount primarily related to accounts and interest receivables due from (i) the Express pipeline system; (ii) the Rockies Express pipeline system; and (iii) NGPL. The related party natural gas imbalance receivables consisted of amounts due from NGPL.

As of December 31, 2011 and 2010, our related party payables totaled $1.4 million and $4.6 million, respectively.  The December 31, 2011 related party payables primarily consisted of $0.9 million amount included within “Accounts payable” and due to the noncontrolling partner of Globalplex Partners, a Louisiana joint venture owned 50% and controlled by KMP.  The December 31, 2010 amount consisted of (i) $0.9 million included within “Accounts payable” and primarily related to amounts due to the noncontrolling partner of Globalplex Partners and (ii) $3.7 million of natural gas imbalance payables included within “Accrued other current liabilities” and consisting of amounts due to the Rockies Express pipeline system.